CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows used in operating activities:
Net income (loss)	$ (923)	$ 726	$ (1,420)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	123	87	108
Share-based compensation and restricted shares	1,409	579	499
Change in:
Severance pay, net	73	(7)	(19)
Trade receivables	1,053	61	(2,716)
Other account receivables, prepaid expenses	(1,266)	804	348
Inventories	311	1,379	2,131
Trade payables	(278)	(705)	348
Employees and payroll accrued	174	276	123
Other accounts payable and accrued expenses	531	584	(9)
Deferred revenue and advances from customers	$ 677	(394)	(1,531)
Others		(4)	8
Net cash provided by (used in) operating activities	$ 1,884	$ 3,386	(2,130)
Cash flows used in investing activities:
Investment in restricted bank deposits			$ (38)
Maturity of restricted bank deposits		$ 1,477
Purchase of property and equipment	$ (97)	(65)	$ (88)
Net cash provided by (used in) investing activities	$ (97)	1,412	(126)
Cash flows from financing activities:
Repayment of short-term bank credit, net		$ (629)	(429)
Repayment of short-term loan (includes $750 from related party)			(1,550)
Proceeds from issuance of shares and warrants, net of issuance expenses of $ 35 (private placement)			3,424
Exercise of warrants	$ 80	$ 21	256
Exercise of options	733	1,694	226
Net cash provided by financing activities	813	1,086	1,927
Foreign currency translation adjustments on cash and cash equivalents	(721)	(221)	40
Increase (decrease) in cash and cash equivalents	1,879	5,663	(289)
Cash and cash equivalents at beginning of year	6,848	1,185	1,474
Cash and cash equivalents at end of year	8,727	6,848	1,185
Non-cash investing activities:
Purchase of property and equipment on credit	$ 21	4	30
Cash paid during the year for:
Interest		13	$ 43
Taxes on income	$ 121	$ 180